Commitments and Contingencies - Schedule of Minimum Royalty Payments Associated With License Agreements (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	€ 700,000,000	€ 1,695,000,000	€ 40,000,000
Not Later Than One Year
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	548,000,000	1,060,000,000	26,000,000
Later Than One Year But Not More Than 5 Years
Disclosure Of Minimum Royalty Payments Associated With License Agreements [Line Items]
Minimum royalty payments associated with license agreements	€ 152,000,000	€ 635,000,000	€ 14,000,000